Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Franchise Arrangements [Line Items]
Property and equipment, net	$ 743,533	$ 796,532
Property and Equipment Under Franchise Arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	88,568	92,354
Land	$ 22,784	$ 24,661
Initial Franchise Fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years